ORGANIZATION AND NATURE OF OPERATIONS (Details)				12 Months Ended
	May 07, 2024 shares	Feb. 29, 2024 shares	May 20, 2019 shareholder	Oct. 31, 2024 subsidiary
ORGANIZATION AND NATURE OF OPERATIONS
Number of majority shareholders | shareholder			2
Controlled entities incorporated (as a percent)			100.00%
Peak Consulting Services Limited
ORGANIZATION AND NATURE OF OPERATIONS
Number of ordinary shares acquired		600,000
Percentage of issued and outstanding ordinary shares acquired		100.00%
Peak Consulting Services Limited | Class A ordinary shares
ORGANIZATION AND NATURE OF OPERATIONS
Consideration in shares	694,445	694,445
Hengbang Insurance
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held				99.80%
TRX, ZJ
ORGANIZATION AND NATURE OF OPERATIONS
Number of subsidiaries formed | subsidiary				3